Expense Example, No Redemption	Dec. 29, 2025 USD ($)
ActivePassive Core Bond ETF | ActivePassive Core Bond ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 37
Expense Example, No Redemption, 3 Years	116
Expense Example, No Redemption, 5 Years	202
Expense Example, No Redemption, 10 Years	456
ActivePassive Intermediate Municipal Bond ETF | ActivePassive Intermediate Municipal Bond ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	36
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	197
Expense Example, No Redemption, 10 Years	443
ActivePassive International Equity ETF | ActivePassive International Equity ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
ActivePassive U.S. Equity ETF | ActivePassive U.S. Equity ETF Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	32
Expense Example, No Redemption, 3 Years	100
Expense Example, No Redemption, 5 Years	174
Expense Example, No Redemption, 10 Years	$ 393